Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
July 31, 2022
GCS-NPRT3-0922
1.879385.113
Common Stocks - 98.4%
	Shares	Value ($)
Chemicals - 21.9%
Fertilizers & Agricultural Chemicals - 20.3%
CF Industries Holdings, Inc.	858,660	81,993,443
Corteva, Inc.	1,222,300	70,343,365
FMC Corp.	164,200	18,242,620
Icl Group Ltd.	1,285,700	11,453,156
Nutrien Ltd. (a)	1,226,183	104,965,976
The Mosaic Co.	737,061	38,813,632
		325,812,192
Specialty Chemicals - 1.6%
Albemarle Corp.	40,800	9,967,848
Ecolab, Inc.	96,400	15,922,388
		25,890,236
TOTAL CHEMICALS		351,702,428
Food Products - 8.3%
Agricultural Products - 8.3%
Archer Daniels Midland Co.	1,066,300	88,257,651
Bunge Ltd.	282,900	26,120,157
Darling Ingredients, Inc. (b)	140,100	9,706,128
Wilmar International Ltd.	3,221,800	9,388,024
		133,471,960
Metals & Mining - 24.4%
Aluminum - 2.1%
Alcoa Corp.	663,600	33,770,604
Copper - 2.9%
First Quantum Minerals Ltd.	579,124	10,582,563
Freeport-McMoRan, Inc.	923,400	29,133,270
Lundin Mining Corp.	1,328,600	7,490,916
		47,206,749
Diversified Metals & Mining - 6.2%
Anglo American PLC (United Kingdom)	566,713	20,483,775
Grupo Mexico SA de CV Series B	577,020	2,281,416
IGO Ltd.	1,313,348	10,291,180
Ivanhoe Mines Ltd. (b)	724,500	4,503,549
Rio Tinto PLC	920,508	55,570,633
Teck Resources Ltd. Class B (sub. vtg.)	218,400	6,421,272
		99,551,825
Gold - 6.1%
Agnico Eagle Mines Ltd. (Canada)	700,817	30,133,133
Barrick Gold Corp. (Canada)	1,259,047	19,841,137
Franco-Nevada Corp.	60,871	7,794,321
Newcrest Mining Ltd.	625,294	8,426,622
Newmont Corp.	478,500	21,666,480
Wheaton Precious Metals Corp.	303,000	10,396,954
		98,258,647
Precious Metals & Minerals - 0.4%
Anglo American Platinum Ltd. ADR (a)	146,700	1,877,760
Impala Platinum Holdings Ltd.	372,900	4,134,534
		6,012,294
Steel - 6.7%
ArcelorMittal SA (Netherlands)	516,100	12,614,684
Commercial Metals Co.	431,200	17,084,144
Fortescue Metals Group Ltd.	854,933	11,001,754
Nucor Corp.	217,092	29,481,094
Steel Dynamics, Inc.	119,800	9,330,024
Vale SA	2,042,300	27,531,440
		107,043,140
TOTAL METALS & MINING		391,843,259
Oil, Gas & Consumable Fuels - 36.2%
Integrated Oil & Gas - 20.6%
Chevron Corp.	632,400	103,574,472
Equinor ASA	206,200	7,939,507
Exxon Mobil Corp.	1,436,600	139,249,641
Occidental Petroleum Corp.	271,100	17,824,825
Petroleo Brasileiro SA - Petrobras (ON)	1,870,100	13,358,632
Shell PLC (London)	1,816,872	48,467,476
		330,414,553
Oil & Gas Exploration & Production - 15.6%
Antero Resources Corp. (b)	480,700	19,054,948
Canadian Natural Resources Ltd. (a)	745,600	41,170,884
ConocoPhillips Co.	554,400	54,015,192
Coterra Energy, Inc.	408,700	12,502,133
Diamondback Energy, Inc.	188,100	24,080,562
Hess Corp.	151,400	17,027,958
Magnolia Oil & Gas Corp. Class A	340,800	8,223,504
MEG Energy Corp. (b)	237,849	3,274,591
Pioneer Natural Resources Co.	94,110	22,299,365
Range Resources Corp. (b)	1,474,600	48,765,022
		250,414,159
TOTAL OIL, GAS & CONSUMABLE FUELS		580,828,712
Paper & Forest Products - 7.6%
Forest Products - 2.2%
Svenska Cellulosa AB SCA (B Shares)	1,297,100	18,871,527
West Fraser Timber Co. Ltd.	170,700	15,981,588
		34,853,115
Paper Products - 5.4%
Mondi PLC	1,072,373	20,235,476
Nine Dragons Paper (Holdings) Ltd.	4,257,000	3,514,103
Stora Enso Oyj (R Shares)	1,205,300	18,552,066
Suzano Papel e Celulose SA	1,601,145	14,943,525
UPM-Kymmene Corp.	948,400	29,942,055
		87,187,225
TOTAL PAPER & FOREST PRODUCTS		122,040,340
TOTAL COMMON STOCKS (Cost $1,400,052,925)		1,579,886,699

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
Chemicals - 1.4%
Fertilizers & Agricultural Chemicals - 1.4%
Sociedad Quimica y Minera de Chile SA (PN-B) (Cost $13,899,965)	226,870	22,533,168

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c)	9,788,979	9,790,936
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	29,743,339	29,746,313
TOTAL MONEY MARKET FUNDS (Cost $39,537,249)		39,537,249

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,453,490,139)	1,641,957,116
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(36,979,158)
NET ASSETS - 100.0%	1,604,977,958

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	12,474,618	550,823,357	553,507,039	76,746	-	-	9,790,936	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	-	395,124,244	365,377,931	58,639	-	-	29,746,313	0.1%
Total	12,474,618	945,947,601	918,884,970	135,385	-	-	39,537,249

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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